Note 13 - Earnings Per Share (Details)	12 Months Ended	6 Months Ended
	Dec. 31, 2013	Jun. 30, 2014 Predecessor [Member]
Note 13 - Earnings Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	16,247,554	0
Class of Warrant or Right, Outstanding	48,742,662